Earnings per share	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Earnings per share
16 Earnings per share
The Group has applied the option from IAS 32 to recognize some of the Group’s ordinary shares held as underlying assets of direct participation contracts as if they were financial assets. These shares are treated as outstanding shares (i.e. not treasury shares) and therefore not deducted from the number of shares outstanding.
Basic earnings per share
Basic earnings per share is calculated by dividing the net result attributable to owners, after the deduction of coupons on perpetual securities, by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (see note
25.1 Share capital – par value
and
25.3 Treasury shares
respectively).

	2025	2024	2023

Net result attributable to owners of Aegon Ltd.	977	688	(179)

Coupons on perpetual securities	(53)	(77)	(48)

Net result attributable to owners for basic earnings per share calculation	925	611	(227)

Net result attributable to common shareholders	920	608	(225)

Net result attributable to common shareholders B	5	4	(1)

Weighted average number of common shares outstanding (in millions)	1,553	1,630	1,879

Weighted average number of common shares B outstanding (in millions)	345	380	490

Basic earnings per common share (EUR per share)	0.59	0.37	(0.12)

Basic earnings per common share B (EUR per share)	0.01	0.01	-
Diluted earnings per share
The diluted earnings per share equaled the basic earnings per share for all years disclosed, as there were no long-term incentive plans that were considered dilutive.